Financial risk management - Summary of table presents the group's assets and liabilities that are measured at fair value (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Financial assets at fair value through profit or loss	€ 2,702	€ 2,660
Other non-current assets
Financial risk management
Financial assets at fair value through profit or loss	2,702	2,660
Level 1 | Other non-current assets
Financial risk management
Financial assets at fair value through profit or loss	1,075	1,075
Level 3 | Other non-current assets
Financial risk management
Financial assets at fair value through profit or loss	1,627	1,585
Other current liabilities
Financial risk management
Financial assets at fair value through profit or loss	1,190	4,041
Other current liabilities | Level 1
Financial risk management
Financial assets at fair value through profit or loss	770	2,612
Other current liabilities | Level 3
Financial risk management
Financial assets at fair value through profit or loss	€ 420	€ 1,429